UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		$ 1,326	$ 1,857
Financial assets		915	934
Accounts receivable and other		4,467	4,676
Inventory		477	512
Assets classified as held for sale		270	0
Current assets		7,455	7,979
Property, plant and equipment		50,316	48,546
Intangible assets		14,187	15,845
Investments in associates and joint ventures		5,635	5,402
Investment properties		4,549	4,333
Goodwill		14,108	14,488
Financial assets		803	607
Other assets		3,724	3,477
Deferred income tax asset		115	107
Total assets		100,892	100,784
Liabilities
Accounts payable and other		5,197	5,402
Corporate borrowings		986	1,517
Current		2,643	4,442
Financial liabilities		311	344
Liabilities directly associated with assets classified as held for sale		70	0
Current liabilities		9,207	11,705
Corporate borrowings		4,098	3,394
Non-recourse borrowings		42,032	36,462
Financial liabilities		2,452	2,531
Other liabilities		5,479	4,753
Deferred income tax liability		7,495	7,903
Preferred shares		20	20
Total liabilities		70,783	66,768
Partnership capital
Limited partners		4,898	5,321
General partner		27	28
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		2,011	2,190
BIPC exchangeable shares		1,411	1,533
Exchangeable units	[1]	66	72
Perpetual subordinated notes		293	293
Interest of others in operating subsidiaries		20,485	23,661
Preferred unitholders		918	918
Total partnership capital		30,109	34,016
Total liabilities and partnership capital		$ 100,892	$ 100,784

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.